Description Of Business And Significant Accounting Policies (Q3) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Description Of Business And Significant Accounting Policies [Abstract]
Disaggregation Of Revenue
The following table presents the disaggregated revenue by commodity for the three months and nine months ended September 30, 2020 and 2019 (in thousands):

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
	2020	2019	2020	2019

Crude oil	$757	$1,208	$2,275	$3,757
Saltwater disposal fees	8	7	17	20
Total	$765	$1,215	$2,292	$3,777

The following table presents the disaggregated revenue by commodity for the years ended December 31, 2019 and 2018 (in thousands):

	Year ended December 31,
	2019	2018

Crude oil	$4,884	5,840
Saltwater disposal fees	27	31
Total	$4,911	$5,871

Inventory	At September 30, 2020 and December 31, 2019, inventory consisted of the following :
	September 30, 2020	December 31, 2019
Oil – carried at lower of cost or market	$302	$415
Total inventory	$302	$415

At December 31, 2019 and December 31, 2018, inventory consisted of the following (in thousands):

	December 31,
	2019	2018
Oil – carried at cost	$415	$359
Equipment and materials – carried at market	—	105
Total inventory	$415	$464

Accounts Receivable
The following table sets forth information concerning the Company’s accounts receivable (in thousands):

	September 30, 2020	December 31, 2019
Revenue	$259	$415
Tax	—	65
Joint interest	3	77
Accounts receivable - current	$262	$557

Tax - noncurrent	$—	$65

At December 31, 2019 and 2018, accounts receivable consisted of the following (in thousands):

	December 31,
	2019	2018
Revenue	$415	$396
Tax	65	129
Joint interest	77	8
Accounts receivable - current	$557	$533

Tax - noncurrent	$65	$130